Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager Emerging Markets Equity Fund
(the “Fund”)
Supplement dated February 28, 2025
to the Fund’s Class A, Class C, Class I, Class R, and Class W Shares’ Summary Prospectus and Prospectus, each dated February 28, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective April 29, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in equity
issuers in emerging markets.	securities of issuers in emerging markets.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first three paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in equity
issuers in emerging markets. The Fund will	securities of issuers in emerging markets. For
provide shareholders with at least 60 days' prior	purposes of this 80% policy, emerging markets
notice of any change in this investment policy.	means most countries in the world except
Australia, Canada, Japan, New Zealand, Hong
The Fund currently considers developing or	Kong, Singapore, the United Kingdom, the United
emerging market countries to include most	States, and most of the countries of Western
countries in the world except Australia, Canada,	Europe. For purposes of this 80% policy, equity
Japan, New Zealand, Hong Kong, Singapore, the	securities include, without limitation, common
United Kingdom, the U.S., and most of the	stock, preferred stock, convertible securities,
countries of Western Europe. An emerging market	depositary receipts, participatory notes and other
company is one (i) that is organized under the	structured notes, real estate-related securities
laws of, or has a principal place of business in, an	(including real estate investment trusts
emerging market; (ii) for which the principal	(“REITs”)), trust or partnership interests, rights
securities market is in an emerging market; (iii)	and warrants to buy common stock, privately
that derives at least 50% of its total revenues or	placed securities, and initial public offerings
profits from goods that are produced or sold,	(“IPOs”).
investments made, or services performed in an
emerging market; or (iv) at least 50% of the assets	An issuer in an emerging market is one: (i) that is
of which are located in an emerging market. The	organized under the laws of, or has a principal
Fund may invest in companies of any market	place of business in, an emerging market; (ii) for
capitalization.	which the principal securities market is in an
emerging market; (iii) that derives at least 50% of
Equity securities may include common stock,	its total revenues or profits from goods that are
preferred stock, convertible securities, depositary	produced or sold, investments made, or services
receipts, participatory notes, trust or partnership	performed in an emerging market; or (iv) at least
interests, warrants and rights to buy common	50% of the assets of which are located in an
stock, and privately placed securities. The Fund	emerging market. The Fund may invest in
may invest in real estate-related securities,	companies of any market capitalization.
including real estate investment trusts (“REITs”)
and non-investment grade bonds (high-yield or	The Fund may invest in bonds rated below
“junk bonds”).	investment grade (sometimes referred to as “high-
yield securities”, “high-yield bonds”, or “junk
bonds”).
In addition, the section of the Prospectus entitled “Additional Information About 80% Investment Policies Related to Fund Names” is inapplicable to the Fund until the Effective Date.

Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager Emerging Markets Equity Fund
(the “Fund”)
Supplement dated February 28, 2025
to the Fund’s Class A, Class C, Class I, Class R, and Class W Shares’ Summary Prospectus and Prospectus, each dated February 28, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective April 29, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in equity
issuers in emerging markets.	securities of issuers in emerging markets.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first three paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in equity securities of	borrowings for investment purposes) in equity
issuers in emerging markets. The Fund will	securities of issuers in emerging markets. For
provide shareholders with at least 60 days' prior	purposes of this 80% policy, emerging markets
notice of any change in this investment policy.	means most countries in the world except
Australia, Canada, Japan, New Zealand, Hong
The Fund currently considers developing or	Kong, Singapore, the United Kingdom, the United
emerging market countries to include most	States, and most of the countries of Western
countries in the world except Australia, Canada,	Europe. For purposes of this 80% policy, equity
Japan, New Zealand, Hong Kong, Singapore, the	securities include, without limitation, common
United Kingdom, the U.S., and most of the	stock, preferred stock, convertible securities,
countries of Western Europe. An emerging market	depositary receipts, participatory notes and other
company is one (i) that is organized under the	structured notes, real estate-related securities
laws of, or has a principal place of business in, an	(including real estate investment trusts
emerging market; (ii) for which the principal	(“REITs”)), trust or partnership interests, rights
securities market is in an emerging market; (iii)	and warrants to buy common stock, privately
that derives at least 50% of its total revenues or	placed securities, and initial public offerings
profits from goods that are produced or sold,	(“IPOs”).
investments made, or services performed in an
emerging market; or (iv) at least 50% of the assets	An issuer in an emerging market is one: (i) that is
of which are located in an emerging market. The	organized under the laws of, or has a principal
Fund may invest in companies of any market	place of business in, an emerging market; (ii) for
capitalization.	which the principal securities market is in an
emerging market; (iii) that derives at least 50% of
Equity securities may include common stock,	its total revenues or profits from goods that are
preferred stock, convertible securities, depositary	produced or sold, investments made, or services
receipts, participatory notes, trust or partnership	performed in an emerging market; or (iv) at least
interests, warrants and rights to buy common	50% of the assets of which are located in an
stock, and privately placed securities. The Fund	emerging market. The Fund may invest in
may invest in real estate-related securities,	companies of any market capitalization.
including real estate investment trusts (“REITs”)
and non-investment grade bonds (high-yield or	The Fund may invest in bonds rated below
“junk bonds”).	investment grade (sometimes referred to as “high-
yield securities”, “high-yield bonds”, or “junk
bonds”).
In addition, the section of the Prospectus entitled “Additional Information About 80% Investment Policies Related to Fund Names” is inapplicable to the Fund until the Effective Date.